Non-current assets held for sale - Change in foreclosed assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets held for sale
Balances at beginning of year	$ 935	$ 1,277
Additions	172	146
Disposals	(437)	(118)
Impairment losses	(119)	(370)	$ (5)
Balances at end of year	551	935	1,277
Non-current assets held for sale.
Non-current assets held for sale
Impairment losses	$ (119)	$ (370)	$ (5)